LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Feb. 29, 2024
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

9.          LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

As of February 28, 2023 and February 29, 2024, long-term prepayments and other non-current assets primarily consisted of long-term service fees and commission.

The Group recognized $21,393, $8,600 and nil impairment loss of long-term prepayments and other non-current assets for the years ended February 28, 2022, 2023 and February 29, 2024, respectively.